Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Cash Account Trust Government & Agency Securities Portfolio Davidson Cash Equivalent Shares Tax‐Exempt Portfolio Tax‐Free Investment Class Tax‐Exempt Cash Managed Shares	Investors Cash Trust Treasury Portfolio Institutional Shares

Until August 11, 2014, the “Deutsche Funds” will continue to be known as the “DWS Funds” and the following service providers to the funds and retirement plans will continue to be known as follows:

Name, Effective August 11, 2014	Name, Until August 11, 2014
DeAWM Distributors, Inc. (“DDI”)	DWS Investments Distributors, Inc. (“DIDI”)
DeAWM Service Company (“DSC”)	DWS Investments Service Company (“DISC”)

The following is in effect until August 11, 2014:

All references to “Deutsche Asset & Wealth Management” are replaced by ”DWS Investments”.

All Web site references that include ”deutschefunds.com” are replaced by ”dws-investments.com”.

All Web site references that include ”deutscheliquidity.com” are replaced by ”dbadvisorsliquidity.com”.

CASH ACCOUNT TRUST | Government & Agency Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Cash Account Trust Government & Agency Securities Portfolio Davidson Cash Equivalent Shares

Until August 11, 2014, the “Deutsche Funds” will continue to be known as the “DWS Funds” and the following service providers to the funds and retirement plans will continue to be known as follows:

Name, Effective August 11, 2014	Name, Until August 11, 2014
DeAWM Distributors, Inc. (“DDI”)	DWS Investments Distributors, Inc. (“DIDI”)
DeAWM Service Company (“DSC”)	DWS Investments Service Company (“DISC”)

The following is in effect until August 11, 2014:

All references to “Deutsche Asset & Wealth Management” are replaced by ”DWS Investments”.

All Web site references that include ”deutschefunds.com” are replaced by ”dws-investments.com”.

All Web site references that include ”deutscheliquidity.com” are replaced by ”dbadvisorsliquidity.com”.

CASH ACCOUNT TRUST | Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Cash Account Trust Tax‐Exempt Portfolio Tax‐Free Investment Class Tax‐Exempt Cash Managed Shares

Until August 11, 2014, the “Deutsche Funds” will continue to be known as the “DWS Funds” and the following service providers to the funds and retirement plans will continue to be known as follows:

Name, Effective August 11, 2014	Name, Until August 11, 2014
DeAWM Distributors, Inc. (“DDI”)	DWS Investments Distributors, Inc. (“DIDI”)
DeAWM Service Company (“DSC”)	DWS Investments Service Company (“DISC”)

The following is in effect until August 11, 2014:

All references to “Deutsche Asset & Wealth Management” are replaced by ”DWS Investments”.

All Web site references that include ”deutschefunds.com” are replaced by ”dws-investments.com”.

All Web site references that include ”deutscheliquidity.com” are replaced by ”dbadvisorsliquidity.com”.

INVESTORS CASH TRUST | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Investors Cash Trust Treasury Portfolio Institutional Shares

Until August 11, 2014, the “Deutsche Funds” will continue to be known as the “DWS Funds” and the following service providers to the funds and retirement plans will continue to be known as follows:

Name, Effective August 11, 2014	Name, Until August 11, 2014
DeAWM Distributors, Inc. (“DDI”)	DWS Investments Distributors, Inc. (“DIDI”)
DeAWM Service Company (“DSC”)	DWS Investments Service Company (“DISC”)

The following is in effect until August 11, 2014:

All references to “Deutsche Asset & Wealth Management” are replaced by ”DWS Investments”.

All Web site references that include ”deutschefunds.com” are replaced by ”dws-investments.com”.

All Web site references that include ”deutscheliquidity.com” are replaced by ”dbadvisorsliquidity.com”.